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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment  [ ]; Amendment No.:
                                              ----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Camden Partners Holdings, LLC
Address:     500 East Pratt Street
             Suite 1200
             Baltimore, Maryland 21202

Form 13F File Number:  28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Donald W. Hughes
Title:  Chief Financial Officer
Phone:  410-878-6800

Signature, Place, and Date of Signing:

/s/ Donald W. Hughes         , Baltimore, Maryland, February 5, 2009
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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:   $63,592 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

       Column 1                 Column 2    Column 3  Column 4        Column 5        Column 6   Column 7          Column 8
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                                                        Value   Shrs or Prn Sh/ Put/ Investment   Other          Voting Authority
    Name of Issuer           Title of Class   CUSIP    (x$1000)      Amt    Prn Call Discretion  Managers       Sole  Shared  Other
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
PHC INC MASS                  CL A          693315103 $  3,317    2,456,788    SH     Defined       N/A     2,456,788
TIER TECHNOLOGIES INC         CL B          88650Q100 $  4,496      832,681    SH     Defined       N/A       832,681
RAMTRON INTL CORP             COM NEW       751907304 $  2,286    1,242,155    SH     Defined       N/A     1,242,155
AMERICAN PHYSICIANS SVC GROU  COM           028882108 $  4,041      187,866    SH     Defined       N/A       187,866
ARABIAN AMERN DEV CO          COM           038465100 $    401      250,877    SH     Defined       N/A       250,877
CENTRAL SECS CORP             COM           155123102 $    644       44,700    SH     Defined       N/A        44,700
ATLAS ACQUISITION HLDGS CORP  COM           049162100 $     61        6,700    SH     Defined       N/A         6,700
NTR ACQUISITION CO            COM           629415100 $    504       50,779    SH     Defined       N/A        50,779
GLOBAL CONSUMER ACQST CORP    COM           378983100 $     34        3,700    SH     Defined       N/A         3,700
GLOBAL BRANDS ACQUISITION CO  COM           378982102 $    413       45,010    SH     Defined       N/A        45,010
LIBERTY ACQUISITION HLDGS CO  COM           53015Y107 $    249       30,000    SH     Defined       N/A        30,000
OVERTURE ACQUISITION CORP     SHS           G6830P100 $    364       40,000    SH     Defined       N/A        40,000
HILLTOP HOLDINGS INC          COM           432748101 $  3,342      343,077    SH     Defined       N/A       343,077
INDUSTRIAL SVCS AMER INC FLA  COM           456314103 $    418       76,783    SH     Defined       N/A        76,783
APOGEE ENTERPRISES INC        COM           037598109 $    414       40,000    SH     Defined       N/A        40,000
ARROW FINL CORP               COM           042744102 $    663       26,366    SH     Defined       N/A        26,366
COMMUNITY BK SYS INC          COM           203607106 $  1,081       44,310    SH     Defined       N/A        44,310
GLOBAL SHIP LEASE INC NEW     SHS A         Y27183105 $    572      200,055    SH     Defined       N/A       200,055
HOME FED BANCORP INC MD       COM           43710G105 $    735       68,581    SH     Defined       N/A        68,581
ISHARES TR                    RUSSELL 2000  464287655 $  2,073       42,100    SH     Defined       N/A        42,100
TRANSCEND SERVICES INC        COM NEW       893929208 $    398       39,877    SH     Defined       N/A        39,877
WHITE ELECTR DESIGNS CORP     COM           963801105 $    156       42,500    SH     Defined       N/A        42,500
AMERICA SVC GROUP INC         COM           02364L109 $    107       10,000    SH     Defined       N/A        10,000
CITY NATL CORP                COM           178566105 $    487       10,000    SH     Defined       N/A        10,000
GRAND CANYON ED INC           COM           38526M106 $  1,127       60,000    SH     Defined       N/A        60,000
TELECOMMUNICATION SYS INC     CL A          87929J103 $    399       46,400    SH     Defined       N/A        46,400
NOBEL LEARNING CMNTYS INC     COM           654889104 $ 23,942    1,768,213    SH     Defined       N/A     1,768,213
ATRICURE INC                  COM           04963C209 $  2,279    1,026,721    SH     Defined       N/A     1,026,721
AMERICAN PUBLIC EDUCATION IN  COM           02913V103 $  3,719      100,000    SH     Defined       N/A       100,000
CIBT EDUCATION GROUP INC      COM           17163Y102 $  4,140   10,894,558    SH     Defined       N/A    10,894,558
PET DRX CORPORATION           COM           715813101 $    730    2,028,037    SH     Defined       N/A     2,028,037